Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		3 Months Ended		9 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Operating expenses
General and administrative		$ 1,125,365	$ 838,925	$ 3,262,427	$ 3,422,798
Research and development, net		345,883	263,954	896,317	1,169,156
Total operating expenses		1,471,248	1,102,879	4,158,744	4,591,954
Finance income (expenses)
Changes in fair value of derivative warrant liabilities (Note 5)		(643,225)	482,331	(83,080)	121,774
Unrealized gain (loss) on short-term investment (Note 3)			(12,222)	415,826	(70,971)
Realized loss on short-term investment (Note 3)				(423,438)
Foreign exchange gain (loss)		(5,380)	33,645	(2,709)	(61,711)
Other finance income, net		85,024	17,307	179,555	41,288
Total finance income (expenses)		(563,581)	521,061	86,154	30,380
Other income (expenses)
Other expenses		(16,498)		(16,498)
Dividend received					16,555
Total other income (expenses)		(16,498)		(16,498)	16,555
Loss before taxes		(2,051,327)	(581,818)	(4,089,088)	(4,545,019)
Tax income (expenses)		(42,590)	6,631	(280,846)	(6,019)
Net Loss and Comprehensive loss		$ (2,093,917)	$ (575,187)	$ (4,369,934)	$ (4,551,038)
Loss per share, basic (in Dollars per share)		$ (0.59)	$ (2.43)	$ (1.58)	$ (31.14)
Weighted average number of shares for the purposes of basic loss per share (in Shares)	[1]	3,559,860	236,295	2,773,384	146,163

[1]	On November 28, 2023, the Company effected a 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share then held. All share data prior to the date of the reverse share split has been retrospectively adjusted.